INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE G – INCOME TAXES

At December 31, 2020, the Company had net operating loss carryforwards (“NOL”) of approximately $2,058,000 for federal income tax purposes of which $1,283,000 has no expiration date, $775,000 which begins to expire in 2034, and approximately $2,058,000 for state income tax purposes which begins to expire in 2030.

The resulting net deferred tax assets of approximately $788,000 and $232,000 at December 31, 2020 and December 31, 2019, respectively, has been fully reserved due to the uncertainty of future realization. The valuation allowance increased by approximately $556,000 and $232,000 at December 31, 2020 and 2019, respectively. In assessing the realizability of deferred tax assets, management considered whether it is more likely than not that some portion or all of the deferred taxes will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

Due to the change in ownership provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), the availability of the Company’s NOL carryforwards may be subject to annual limitations against taxable income in future periods, which could substantially limit the eventual utilization of such carryforwards. The Company has not analyzed the historical or potential impact of its equity financings on beneficial ownership and therefore no determination has been made whether the NOL carryforward is subject to any Internal Revenue Code Section 382 limitation. To the extent there is a limitation, there would be a reduction in the deferred tax asset with an offsetting reduction in the valuation allowance.

The open years for tax examination are 2017 and thereafter.

NOTE G – INCOME TAXES

At December 31, 2020, the Company had net operating loss carryforwards (“NOL”) of approximately $2,058,000 for federal income tax purposes of which $1,283,000 has no expiration date, $775,000 which begins to expire in 2034, and approximately $2,058,000 for state income tax purposes which begins to expire in 2030.

The resultant net deferred tax assets of approximately $788,000 and $232,000 at December 31, 2020 and December 31, 2019, respectively, has been fully reserved due to the uncertainty of future realization. The valuation allowance increased by approximately $556,000 and $232,000 at December 31, 2020 and December 31, 2019, respectively. In assessing the realizability of deferred tax assets, management considered whether it is more likely than not that some portion or all of the deferred taxes will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

Due to the change in ownership provisions of the Internal Revenue Code, the availability of the Company’s NOL carryforwards may be subject to annual limitations against taxable income in future periods, which could substantially limit the eventual utilization of such carryforwards. The Company has not analyzed the historical or potential impact of its equity financings on beneficial ownership and therefore no determination has been made whether the NOL carryforward is subject to any Internal Revenue Code Section 382 limitation. To the extent there is a limitation, there would be a reduction in the deferred tax asset with an offsetting reduction in the valuation allowance.

The open years for tax examination are 2017 and thereafter.